Note 23: Subsequent Events	3 Months Ended
Aug. 31, 2013
Notes
Note 23: Subsequent Events

NOTE 23: SUBSEQUENT EVENTS

On September 16, 2013 the Company's operator, Vencedor Energy Partners (VEP), completed the nuclear wire line log on Rice #15 on the Rise Lease, in Venango County, PA. Verbal reports from the logging crew and staff on site were very positive when the logging tool pulled out of the well bore was covered with crude oil.

On September 17, 2013 the Company filed a Registration Statement, Form S-1,  registering  the shares of common stock of the Company as follows:

1. 75,000,000 shares of the Company's common stock (the “Put Shares”) that the Company will put to AGS pursuant to Financing Agreement between AGS and the Company, dated May 7, 2013, and
2. 4,081,633 commitment shares of the Company's common stock the Company paid to AGS as a fee for providing the facility.

In the event of stock splits, stock dividends, or similar transactions involving the common stock, the number of common shares registered shall, unless otherwise expressly provided, automatically be deemed to cover the additional securities to be offered or issued pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). In the event that adjustment provisions of the Drawdown Agreement require the registrant to issue more shares than are being registered in this registration statement, for reasons other than those stated in Rule 416 of the Securities Act of 1933, as amended, the Company will file a new registration statement to register those additional shares. Refer to NOTE 22: FINANCING AGREEMENTS for detailed information on the Financing Agreement with AGS.

On September  25, 2013 the Company's operator, Vencedor Energy Partners (VEP), reported the analysis of the wire-line log on Rice #15 on the Rise Lease, Venango County, PA. VEP reported the following:

  The Venango-First has two separated lenses, one is about 6 feet, 762'-766', and another 9 foot section, 788'-797', and both have decent porosity. The sand thickness has developed at this location along with its oil saturations. The upper and lower lenses both have a fair to good oil show.

  The Venango-Second has 16 feet of formation on the bottom lens, 916'-932', with good porosity and saturation and another 4 feet above it, 908'-912' that's producible with lesser values. The porosity on the lower lens has a fair to excellent show of oil with a poorer oil show in the upper lens portion.

VEP recommended the balance of the infrastructure on the Rice Lease be completed first. After the infrastructure is installed, then Rice #15 well should be completed for production.

On September 26, 2013, the Company drew down $25,000 on CPN#12 (CPN#12B) increasing its liability on CPN#12 to $55,556 including original issue discount of 2,778. Refer to NOTE 13: LOANS PAYABLE- CONVERTIBLE PROMISSORY NOTES (CPN), CPN#12 for additional details on the CPN.

On September 30, 2013, the Company issued an unsecured 9 month 8% Convertible Promissory Note (CPN#16) due on July 2, 2014 for $27,500. The principal and accrued interest is convertible into shares of common stock at the discretion of the note holder.  The Conversion Price shall be the greater of: (i) the Variable Conversion Price and (ii) the Fixed Conversion Price (subject, in each case, to equitable adjustments for stock splits, stock dividends or rights offerings by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The "Variable Conversion Price" shall mean 55% multiplied by the Market Price (representing a discount rate of 45%). "Market Price" means the average of the lowest three (3) Trading Prices for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "Trading Price" means, for any security as of any date, the closing bid price on the Over-the-Counter Bulletin Board or applicable trading market as reported by a reliable reporting service designated by the note holder. The note holder is limited to owning 4.99% of the Company’s issued and outstanding shares. Default interest is 22% per annum should the Company default on the CPN#16. The Company may prepay CPN#16 at any time for the period beginning on the date of the CPN#16 and ending on the date which is ninety (90) days following the date of the CPN#16, the CPN#16 may be prepaid by the Company upon payment to the note holder of an amount equal to the outstanding principal amount of the CPN#16 multiplied by 125% together with accrued and unpaid interest thereon. At any time during the period beginning on the ninety (91) day from the date of the CPN#16 and ending on the date which is one hundred twenty (120) days following the date of CPN#16, the Company may prepay the CPN#16 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#16 multiplied by 135% together with accrued and unpaid interest thereon. At any time during the period beginning on the date which is one hundred twenty one (121) days from the date of the CPN#16 and ending on one hundred eighty (180) days following the date of this CPN#16, the Company may prepay the CPN#16 to the note holder upon payment of an amount equal to the outstanding principal amount of the CPN#16 multiplied by 145% together with accrued and unpaid interest thereon. After the expiration of one hundred eighty (180) days following the date of the CPN#16, the Company shall have no right of prepayment. The floor price of $0.00005.